Putnam Dynamic Asset Allocation Equity Fund
The fund's portfolio
8/31/20 (Unaudited)

COMMON STOCKS (90.9%)(a)
	Shares	Value
Aerospace and defense (1.8%)
Airbus SE (France)(NON)	83	$6,818
Lockheed Martin Corp.	1,239	483,532
Northrop Grumman Corp.	1,672	572,844
Raytheon Technologies Corp.	1,544	94,184
Teledyne Technologies, Inc.(NON)	130	40,769

		1,198,147
Airlines (0.3%)
Delta Air Lines, Inc.	3,523	108,685
Japan Airlines Co., Ltd. (Japan)	700	13,746
Southwest Airlines Co.	2,875	108,043

		230,474
Automotive (1.0%)
Companhia De Locacao das Americas (Brazil)	9,337	34,768
Ferrari NV (Italy)	79	15,386
Fiat Chrysler Automobiles NV (Italy)(NON)	2,220	24,455
General Motors Co.	2,367	70,134
Knorr-Bremse AG (Germany)	112	14,232
Peugeot SA (France)(NON)	2,556	43,831
Porsche Automobil Holding SE (Preference) (Germany)(NON)	469	28,712
Tesla Motors, Inc.(NON)	316	157,469
United Rentals, Inc.(NON)	863	152,794
Volkswagen AG (Preference) (Germany)(NON)	228	37,912
Volvo AB (Sweden)(NON)	1,414	27,022
Zhongsheng Group Holdings, Ltd. (China)	9,000	55,902

		662,617
Banking (4.0%)
Banco Bilbao Vizcaya Argenta (Spain)	11,972	35,046
Bank Leumi Le-Israel BM (Israel)	4,901	25,130
Bank of America Corp.	11,107	285,894
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)	159,200	42,491
BNP Paribas SA (France)(NON)	1,167	50,922
BOC Hong Kong Holdings, Ltd. (Hong Kong)	6,500	18,288
Citigroup, Inc.	12,069	616,968
Credit Agricole SA (France)(NON)	3,605	36,946
DBS Group Holdings, Ltd. (Singapore)	2,400	36,743
DNB ASA (Norway)(NON)	3,391	54,423
Finecobank Banca Fineco SpA (Italy)(NON)	963	14,595
HDFC Bank, Ltd. (India)(NON)	6,614	99,827
ING Groep NV (Netherlands)(NON)	2,252	18,285
Israel Discount Bank, Ltd. Class A (Israel)	6,478	20,779
JPMorgan Chase & Co.	8,211	822,660
KBC Group NV (Belgium)	402	23,075
KeyCorp	3,088	38,044
PNC Financial Services Group, Inc. (The)	1,023	113,758
Popular, Inc. (Puerto Rico)	402	14,890
Sberbank of Russia PJSC ADR (Russia)(NON)	4,043	48,819
Seven Bank, Ltd. (Japan)	4,200	10,529
Skandinaviska Enskilda Banken AB (Sweden)(NON)	5,023	49,790
Standard Chartered PLC (United Kingdom)	5,394	28,294
State Street Corp.	1,121	76,329
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,807	111,661
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	900	26,017

		2,720,203
Beverage (1.7%)
Carlsberg A/S Class B (Denmark)	370	51,997
Coca-Cola Co. (The)	6,026	298,468
Coca-Cola HBC AG (Switzerland)	2,289	61,013
Constellation Brands, Inc. Class A	236	43,537
Diageo PLC (United Kingdom)	1,422	47,702
Keurig Dr Pepper, Inc.	2,568	76,603
Molson Coors Beverage Co. Class B	1,302	49,007
PepsiCo, Inc.	3,070	429,984
Wuliangye Yibin Co., Ltd. Class A (China)	1,600	56,019

		1,114,330
Biotechnology (1.8%)
Alnylam Pharmaceuticals, Inc.(NON)	187	24,804
Amgen, Inc.	1,005	254,587
Biogen, Inc.(NON)	502	144,395
Immunomedics, Inc.(NON)	465	20,720
Neurocrine Biosciences, Inc.(NON)	112	13,039
Regeneron Pharmaceuticals, Inc.(NON)	691	428,372
Seattle Genetics, Inc.(NON)	517	81,862
Vertex Pharmaceuticals, Inc.(NON)	921	257,069

		1,224,848
Broadcasting (0.2%)
Discovery, Inc. Class A(NON)(S)	1,263	27,868
Liberty Media Corp.-Liberty SiriusXM Class C(NON)	989	35,599
Madison Square Garden Entertainment Corp.(NON)	183	13,756
Sirius XM Holdings, Inc.	5,226	30,677

		107,900
Cable television (1.4%)
Charter Communications, Inc. Class A(NON)	811	499,260
Comcast Corp. Class A	9,378	420,228
Liberty Global PLC Class C (United Kingdom)(NON)	1,118	25,725

		945,213
Chemicals (1.9%)
Air Products & Chemicals, Inc.	436	127,425
Akzo Nobel NV (Netherlands)	507	50,181
Albemarle Corp.(S)	1,001	91,101
Arkema SA (France)	171	18,957
Ashland Global Holdings, Inc.	225	16,580
Asian Paints, Ltd. (India)	1,466	37,790
Axalta Coating Systems, Ltd.(NON)	1,496	35,680
Celanese Corp.	227	22,961
CF Industries Holdings, Inc.	1,725	56,287
Covestro AG (Germany)	960	45,664
Dow, Inc.	2,844	128,321
DuPont de Nemours, Inc.	1,361	75,889
Eastman Chemical Co.	813	59,438
ICL Group, Ltd. (Israel)	3,569	13,289
Koninklijke DSM NV (Netherlands)	337	54,071
LG Chemical, Ltd. (South Korea)	88	54,473
Linde PLC	274	68,429
Linde PLC	153	38,488
NewMarket Corp.	58	21,604
Nitto Denko Corp. (Japan)	300	18,196
PPG Industries, Inc.	285	34,314
Sherwin-Williams Co. (The)	233	156,355
Shin-Etsu Chemical Co., Ltd. (Japan)	300	36,249

		1,261,742
Commercial and consumer services (2.7%)
Adecco Group AG (Switzerland)	552	28,859
Aramark	2,558	70,498
Avalara, Inc.(NON)	658	87,126
Booking Holdings, Inc.(NON)	66	126,089
Booz Allen Hamilton Holding Corp.(S)	1,029	90,614
Brambles, Ltd. (Australia)	3,767	30,586
CK Hutchison Holdings, Ltd. (Hong Kong)	3,000	19,470
Compass Group PLC (United Kingdom)	4,683	76,404
CoStar Group, Inc.(NON)	209	177,357
Edenred (France)	1,512	78,074
Fu Shou Yuan International Group, Ltd. (China)	49,000	50,510
Kakao Corp. (South Korea)	128	43,652
Mastercard, Inc. Class A	877	314,133
Moody's Corp.	51	15,027
Nexi SpA (Italy)(NON)	3,210	57,134
Nielsen Holdings PLC	1,356	20,720
Nihon M&A Center, Inc. (Japan)	700	34,793
PayPal Holdings, Inc.(NON)	1,868	381,334
Secom Co., Ltd. (Japan)	500	47,240
Sohgo Security Services Co., Ltd. (Japan)	200	9,344
TransUnion	158	13,702
Worldline SA (France)(NON)	500	45,956

		1,818,622
Communications equipment (0.8%)
Cisco Systems, Inc.	12,934	546,074

		546,074
Computers (6.0%)
Akamai Technologies, Inc.(NON)	289	33,648
Apple, Inc.	24,440	3,153,738
Dropbox, Inc. Class A(NON)	1,005	21,276
Dynatrace, Inc.(NON)	2,046	90,495
Fortinet, Inc.(NON)	1,325	174,907
Fujitsu, Ltd. (Japan)	200	26,088
Logitech International SA (Switzerland)	397	29,346
Otsuka Corp. (Japan)	600	29,450
RingCentral, Inc. Class A(NON)	111	32,275
ServiceNow, Inc.(NON)	594	286,320
Software AG (Germany)	854	42,579
Synopsys, Inc.(NON)	594	131,452
Wiwynn Corp. (Taiwan)	1,000	26,578

		4,078,152
Conglomerates (0.6%)
AMETEK, Inc.	745	75,022
Danaher Corp.	1,369	282,657
General Electric Co.	2,175	13,790

		371,469
Construction (0.6%)
China Lesso Group Holdings, Ltd. (China)	33,000	61,403
Compagnie De Saint-Gobain (France)(NON)	372	15,085
CRH PLC (Ireland)	5,451	201,654
Eiffage SA (France)(NON)	268	24,696
Fortune Brands Home & Security, Inc.	1,206	101,400
LafargeHolcim, Ltd. (Switzerland)	338	16,041

		420,279
Consumer (0.3%)
Clorox Co. (The)(S)	642	143,487
LVMH Moet Hennessy Louis Vuitton SA (France)	58	27,187
Pandora A/S (Denmark)	276	20,159
Scotts Miracle-Gro Co. (The) Class A	133	22,414

		213,247
Consumer finance (1.1%)
Capital One Financial Corp.	1,854	127,982
Discover Financial Services	1,317	69,906
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	2,100	9,899
Network International Holdings PLC (United Arab Emirates)(NON)	9,404	47,065
SLM Corp.	3,881	29,651
Synchrony Financial	4,679	116,086
Visa, Inc. Class A	1,551	328,796

		729,385
Consumer goods (1.8%)
Essity AB Class B (Sweden)(NON)	1,660	57,113
Estee Lauder Cos., Inc. (The) Class A	670	148,552
Hindustan Unilever, Ltd. (India)	2,443	70,166
Kose Corp. (Japan)	100	11,704
L'Oreal SA (France)	203	67,079
Procter & Gamble Co. (The)	5,514	762,752
Unilever NV (Netherlands)	1,192	69,004
Unilever PLC (United Kingdom)	353	21,046

		1,207,416
Consumer services (0.6%)
Auto Trader Group PLC (United Kingdom)	1,981	14,914
JD.com, Inc. ADR (China)(NON)	1,306	102,704
Meituan Dianping Class B (China)(NON)	3,600	118,323
MercadoLibre, Inc. (Argentina)(NON)	45	52,587
Netflix, Inc.(NON)	67	35,481
Zalando SE (Germany)(NON)	602	52,544

		376,553
Containers (0.3%)
Avery Dennison Corp.	579	66,811
Berry Global Group, Inc.(NON)	933	48,087
Crown Holdings, Inc.(NON)	517	39,731
Silgan Holdings, Inc.	604	22,988

		177,617
Distribution (0.3%)
Ferguson PLC (United Kingdom)	711	70,104
ITOCHU Corp. (Japan)	2,700	69,249
PALTAC Corp. (Japan)	700	38,706
Sysco Corp.	900	54,126

		232,185
Electric utilities (1.9%)
AES Corp. (The)	840	14,910
AGL Energy, Ltd. (Australia)	2,777	30,048
Ameren Corp.	1,020	80,692
American Electric Power Co., Inc.	3,732	294,193
CLP Holdings, Ltd. (Hong Kong)	2,000	19,626
Companhia Paranaense de Energia-Copel (Preference) (Brazil)	3,393	38,262
E.ON SE (Germany)	2,990	35,360
Enel SpA (Italy)	5,429	49,167
Energias de Portugal (EDP) SA (Portugal)	8,239	41,707
Entergy Corp.	665	65,928
Exelon Corp.	7,212	266,195
IDACORP, Inc.	176	15,822
Pinnacle West Capital Corp.	610	44,744
Public Service Enterprise Group, Inc.	1,581	82,591
Southern Co. (The)	4,101	213,990

		1,293,235
Electrical equipment (0.9%)
ABB, Ltd. (Switzerland)	2,019	51,304
Daikin Industries, Ltd. (Japan)	300	56,412
Honeywell International, Inc.	2,013	333,252
Legrand SA (France)	429	35,785
Schneider Electric SA (France)	538	66,610
Voltronic Power Technology Corp. (Taiwan)	2,000	70,418

		613,781
Electronics (4.3%)
Advanced Micro Devices, Inc.(NON)	1,148	104,261
Brother Industries, Ltd. (Japan)	900	14,865
Garmin, Ltd.	527	54,602
Gentex Corp.	1,167	31,567
Hoya Corp. (Japan)	700	68,749
Inphi Corp.(NON)	1,001	114,094
MediaTek, Inc. (Taiwan)	2,000	37,857
MinebeaMitsumi, Inc. (Japan)	1,500	25,788
NVIDIA Corp.	1,136	607,737
NXP Semiconductors NV	470	59,107
Qualcomm, Inc.	5,932	706,502
Rockwell Automation, Inc.	610	140,623
Roper Technologies, Inc.	153	65,360
Samsung Electronics Co., Ltd. (South Korea)	5,208	236,798
Samsung Electronics Co., Ltd. (Preference) (South Korea)	1,106	44,031
Shenzhen Inovance Technology Co., Ltd. Class A (China)	6,100	49,570
SK Hynix, Inc. (South Korea)	1,388	87,335
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	5,500	69,504
Texas Instruments, Inc.	1,393	198,015
Thales SA (France)	616	48,149
Xilinx, Inc.	1,359	141,553

		2,906,067
Energy (oil field) (0.2%)
Halliburton Co.	1,510	24,432
Schlumberger, Ltd.	5,564	105,772

		130,204
Engineering and construction (—%)
ACS Actividades de Construccion y Servicios SA (Spain)	416	10,187
Obayashi Corp. (Japan)	1,800	17,519

		27,706
Entertainment (0.4%)
Live Nation Entertainment, Inc.(NON)	1,099	62,423
Sony Corp. (Japan)	2,300	179,980

		242,403
Financial (1.3%)
3i Group PLC (United Kingdom)	2,479	31,083
Ally Financial, Inc.	2,147	49,123
Apollo Global Management, Inc.	1,830	85,772
B3 SA - Brasil Bolsa Balcao (Brazil)	7,200	77,277
Deutsche Boerse AG (Germany)	556	105,099
Hana Financial Group, Inc. (South Korea)	2,156	50,894
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	1,100	55,298
Japan Exchange Group, Inc. (Japan)	1,500	38,830
London Stock Exchange Group PLC (United Kingdom)	714	83,991
LPL Financial Holdings, Inc.	273	22,430
MGIC Investment Corp.	2,088	19,147
ORIX Corp. (Japan)	2,700	33,335
Partners Group Holding AG (Switzerland)	56	56,858
Radian Group, Inc.	4,924	76,027
Singapore Exchange, Ltd. (Singapore)	3,100	19,555
UBS Group AG (Switzerland)	3,853	46,823

		851,542
Food (0.9%)
a2 Milk Co., Ltd. (New Zealand)(NON)	1,520	18,981
Associated British Foods PLC (United Kingdom)	849	23,220
Campbell Soup Co.	459	24,148
Coles Group, Ltd. (Australia)	1,399	18,175
Dino Polska SA (Poland)(NON)	515	31,267
Hershey Co. (The)	729	108,359
JDE Peet's BV (Netherlands)(NON)	590	25,987
Kobe Bussan Co., Ltd. (Japan)	200	11,783
Mondelez International, Inc. Class A	2,538	148,270
Nestle SA (Switzerland)	1,035	124,298
WH Group, Ltd. (Hong Kong)	46,000	39,601
Wilmar International, Ltd. (Singapore)	7,600	24,255

		598,344
Forest products and packaging (0.1%)
SIG Combibloc Group AG (Switzerland)	2,498	49,023

		49,023
Gaming and lottery (0.1%)
Flutter Entertainment PLC (Ireland)	252	41,703

		41,703
Health-care services (1.5%)
Cardinal Health, Inc.	1,956	99,287
Cigna Corp.	1,551	275,101
Humana, Inc.	592	245,781
M3, Inc. (Japan)	300	17,341
PeptiDream, Inc. (Japan)(NON)	200	8,116
Sarepta Therapeutics, Inc.(NON)	278	40,705
Suzuken Co., Ltd. (Japan)	400	14,845
UnitedHealth Group, Inc.	823	257,229
WuXi AppTec Co., Ltd. Class H (China)	3,820	56,401

		1,014,806
Homebuilding (0.5%)
Berkeley Group Holdings PLC (The) (United Kingdom)	292	17,795
Daito Trust Construction Co., Ltd. (Japan)	200	17,715
Daiwa House Industry Co., Ltd. (Japan)	900	24,073
Lennar Corp. Class A	306	22,895
PulteGroup, Inc.	4,932	219,918
Taylor Wimpey PLC (United Kingdom)	8,911	14,592

		316,988
Household furniture and appliances (0.1%)
Hoshizaki Corp. (Japan)	200	15,275
Tempur Sealy International, Inc.(NON)	304	26,004

		41,279
Industrial (0.3%)
Johnson Controls International PLC	5,395	219,739

		219,739
Insurance (2.2%)
Aflac, Inc.	3,315	120,401
AIA Group, Ltd. (Hong Kong)	15,000	152,612
Allianz SE (Germany)	409	88,596
Allstate Corp. (The)	1,874	174,282
American Financial Group, Inc.	210	14,039
American International Group, Inc.	2,306	67,197
Assured Guaranty, Ltd.	3,283	70,420
Aviva PLC (United Kingdom)	12,654	47,819
AXA SA (France)	6,449	131,415
Direct Line Insurance Group PLC (United Kingdom)	3,264	12,867
Equitable Holdings, Inc.	1,886	39,964
Fidelity National Financial, Inc.	970	31,845
Gjensidige Forsikring ASA (Norway)(NON)	793	16,894
Legal & General Group PLC (United Kingdom)	8,861	25,739
Lincoln National Corp.	1,346	48,523
MetLife, Inc.	5,817	223,722
Principal Financial Group, Inc.	1,315	55,375
Prudential PLC (United Kingdom)	4,693	76,629
Reinsurance Group of America, Inc.	212	19,436
Swiss Life Holding AG (Switzerland)	31	12,510
Unum Group	2,130	39,362
Zurich Insurance Group AG (Switzerland)	50	18,474

		1,488,121
Investment banking/Brokerage (1.1%)
Ameriprise Financial, Inc.	749	117,443
Amundi SA (France)(NON)	141	10,954
Charles Schwab Corp. (The)(S)	2,027	72,019
CI Financial Corp. (Canada)	2,723	38,663
Goldman Sachs Group, Inc. (The)	1,026	210,197
Hargreaves Lansdown PLC (United Kingdom)	490	10,588
Magellan Financial Group, Ltd. (Australia)	415	17,827
Morgan Stanley	3,333	174,183
Quilter PLC (United Kingdom)	13,301	25,434
SEI Investments Co.	479	25,080
Virtu Financial, Inc. Class A	1,474	38,073

		740,461
Leisure (0.2%)
Brunswick Corp.	800	49,512
Polaris Inc.	623	62,948

		112,460
Lodging/Tourism (0.3%)
Extended Stay America, Inc. (Units)	1,276	15,937
Hilton Worldwide Holdings, Inc.	2,297	207,557
InterContinental Hotels Group PLC (United Kingdom)	168	9,895

		233,389
Machinery (0.8%)
Atlas Copco AB Class A (Sweden)	713	32,964
Caterpillar, Inc.	228	32,447
Cummins, Inc.	876	181,551
Curtiss-Wright Corp.	157	16,064
Hitachi, Ltd. (Japan)	1,400	46,487
KION Group AG (Germany)	553	46,762
Otis Worldwide Corp.	2,193	137,940
Sandvik AB (Sweden)(NON)	3,364	66,037

		560,252
Manufacturing (0.5%)
Airtac International Group (China)	2,000	44,004
AptarGroup, Inc.	358	42,384
Dover Corp.	543	59,643
Eaton Corp. PLC	944	96,382
Elite Material Co., Ltd. (Taiwan)	9,000	51,917
Toshiba Corp. (Japan)	700	20,130

		314,460
Medical technology (2.7%)
10x Genomics, Inc. Class A(NON)	265	30,374
Abbott Laboratories	2,507	274,441
ABIOMED, Inc.(NON)	342	105,206
Baxter International, Inc.	1,219	106,138
DiaSorin SpA (Italy)	175	31,639
Edwards Lifesciences Corp.(NON)	2,503	214,858
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	514	12,741
Hill-Rom Holdings, Inc.	449	42,112
Hologic, Inc.(NON)	1,928	115,140
IDEXX Laboratories, Inc.(NON)	514	201,005
Medtronic PLC	3,249	349,170
Quidel Corp.(NON)	254	44,694
Sartorius Stedim Biotech (France)	87	31,126
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	1,400	69,832
Thermo Fisher Scientific, Inc.	188	80,648
Universal Vision Biotechnology Co., Ltd. (Taiwan)	4,000	34,057
Zimmer Biomet Holdings, Inc.	736	103,688

		1,846,869
Metals (0.7%)
Anglo American PLC (United Kingdom)	3,677	90,077
BHP Billiton, Ltd. (Australia)	3,029	83,461
BHP Group PLC (United Kingdom)	1,697	38,854
Fortescue Metals Group, Ltd. (Australia)	2,879	36,568
Freeport-McMoRan, Inc. (Indonesia)	8,209	128,142
Reliance Steel & Aluminum Co.	294	30,832
Rio Tinto PLC (United Kingdom)	1,194	73,978

		481,912
Miscellaneous (0.1%)
Centre Testing International Group Co., Ltd. Class A (China)	17,602	70,209

		70,209
Natural gas utilities (0.3%)
China Resources Gas Group, Ltd. (China)	8,000	37,398
Eni SpA (Italy)	2,331	21,697
Kinder Morgan, Inc.	7,224	99,836
Snam SpA (Italy)	4,800	24,573

		183,504
Oil and gas (1.7%)
BP PLC (United Kingdom)	16,142	57,009
Cenovus Energy, Inc. (Canada)	4,284	20,232
Chevron Corp.	3,262	273,780
ConocoPhillips	2,472	93,664
Enterprise Products Partners LP	3,771	66,219
EOG Resources, Inc.	540	24,484
Exxon Mobil Corp.	2,199	87,828
Lukoil PJSC ADR (Russia)	1,032	70,589
Marathon Oil Corp.	3,333	17,598
Occidental Petroleum Corp.	393	5,007
Orsted A/S (Denmark)	364	51,504
Reliance Industries, Ltd. (India)	5,673	159,921
Royal Dutch Shell PLC Class B (United Kingdom)	5,525	78,508
TOTAL SA (France)	2,290	90,454
Valero Energy Corp.	1,595	83,881

		1,180,678
Pharmaceuticals (5.2%)
AbbVie, Inc.	2,843	272,274
Alkermes PLC(NON)	1,271	21,022
Astellas Pharma, Inc. (Japan)	3,400	53,361
AstraZeneca PLC (United Kingdom)	731	81,496
AstraZeneca PLC ADR (United Kingdom)	2,341	131,096
Bristol-Myers Squibb Co.	2,103	130,807
Chugai Pharmaceutical Co., Ltd. (Japan)	600	26,753
DexCom, Inc.(NON)	336	142,938
Eli Lilly and Co.	3,543	525,745
Galapagos NV (Belgium)(NON)	96	13,049
GlaxoSmithKline PLC (United Kingdom)	1,678	33,018
Hikma Pharmaceuticals PLC (United Kingdom)	656	20,791
Hypera SA (Brazil)	8,000	46,217
Jazz Pharmaceuticals PLC(NON)	528	70,958
Johnson & Johnson	3,756	576,208
Kobayashi Pharmaceutical Co., Ltd. (Japan)	100	8,901
Lonza Group AG (Switzerland)	328	203,343
Merck & Co., Inc.	5,562	474,272
Novartis AG (Switzerland)	2,321	200,377
Novo Nordisk A/S Class B (Denmark)	1,455	96,372
Ono Pharmaceutical Co., Ltd. (Japan)	500	15,083
Pfizer, Inc.	5,061	191,256
Roche Holding AG (Switzerland)	411	143,540
Shionogi & Co., Ltd. (Japan)	700	38,828

		3,517,705
Power producers (0.4%)
NRG Energy, Inc.	6,041	207,871
Vistra Energy Corp.	3,214	61,805

		269,676
Publishing (0.3%)
S&P Global, Inc.	435	159,393
Wolters Kluwer NV (Netherlands)	614	50,411

		209,804
Railroads (0.5%)
Aurizon Holdings, Ltd. (Australia)	7,245	23,008
Hankyu Hanshin Holdings, Inc. (Japan)	400	12,981
Odakyu Electric Railway Co., Ltd. (Japan)	600	14,829
Union Pacific Corp.	1,551	298,474
West Japan Railway Co. (Japan)	400	20,941

		370,233
Real estate (1.5%)
A-Living Services Co., Ltd. Class H (China)	7,750	39,884
AGNC Investment Corp.(R)	4,234	59,742
American Campus Communities, Inc.(R)	337	11,424
Apartment Investment and Management Co. Class A(R)	561	20,213
AvalonBay Communities, Inc.(R)	314	49,631
Boston Properties, Inc.(R)	1,137	98,771
Camden Property Trust(R)	316	28,737
CBRE Group, Inc. Class A(NON)	1,057	49,711
CK Asset Holdings, Ltd. (Hong Kong)	7,000	37,679
Cousins Properties, Inc.(R)	921	27,492
Duke Realty Corp.(R)	1,295	49,922
Equity Commonwealth(R)	668	20,969
Equity Lifestyle Properties, Inc.(R)	386	25,588
Equity Residential(R)	688	38,838
Essex Property Trust, Inc.(R)	329	71,232
Gaming and Leisure Properties, Inc.(R)	3,304	120,100
Goodman Group (Australia)(R)	3,064	41,075
Henderson Land Development Co., Ltd. (Hong Kong)	4,900	19,126
Invitation Homes, Inc.(R)	1,868	53,481
Jones Lang LaSalle, Inc.	128	13,189
Nippon Prologis REIT, Inc. (Japan)(R)	12	39,268
Nomura Real Estate Holdings, Inc. (Japan)	800	15,230
Persimmon PLC (United Kingdom)(NON)	448	15,690
Sichuan Languang Justbon Services Group Co., Ltd. Class H (China)	4,600	28,983
Starwood Property Trust, Inc.(R)	721	11,248
Sun Hung Kai Properties, Ltd. (Hong Kong)	2,000	26,643

		1,013,866
Regional Bells (0.2%)
AT&T, Inc.	4,354	129,793

		129,793
Restaurants (0.6%)
Chipotle Mexican Grill, Inc.(NON)	78	102,202
Jubilant Foodworks, Ltd. (India)	1,037	29,499
McDonald's Corp.	1,350	288,252

		419,953
Retail (7.6%)
adidas AG (Germany)(NON)	183	55,600
Amazon.com, Inc.(NON)	763	2,633,082
Best Buy Co., Inc.	1,205	133,647
BJ's Wholesale Club Holdings, Inc.(NON)	4,059	180,260
Clicks Group, Ltd. (South Africa)	3,248	44,070
Costco Wholesale Corp.	58	20,164
Dollar General Corp.	584	117,898
Home Depot, Inc. (The)	1,037	295,587
Industria de Diseno Textil SA (Inditex) (Spain)	2,185	61,406
Kingfisher PLC (United Kingdom)	10,994	39,724
Koninklijke Ahold Delhaize NV (Netherlands)	3,390	102,026
Li Ning Co., Ltd. (China)	15,500	65,249
lululemon athletica, Inc. (Canada)(NON)	314	117,960
NIKE, Inc. Class B	1,954	218,633
Poya International Co., Ltd. (Taiwan)	3,030	59,281
Ryohin Keikaku Co., Ltd. (Japan)	700	10,917
Sundrug Co., Ltd. (Japan)	500	18,613
Target Corp.	1,917	289,869
Wal-Mart de Mexico SAB de CV (Mexico)	42,722	102,305
Walgreens Boots Alliance, Inc.	910	34,598
Walmart, Inc.	2,976	413,218
Wesfarmers, Ltd. (Australia)	2,202	76,457
Wilcon Depot, Inc. (Philippines)	85,200	28,449
Woolworths Group, Ltd. (Australia)	1,518	44,354

		5,163,367
Semiconductor (1.0%)
ASML Holding NV (Netherlands)	82	30,756
KLA Corp.	571	117,135
Lasertec Corp. (Japan)	300	22,576
Renesas Electronics Corp. (Japan)(NON)	5,300	33,224
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	26,000	378,332
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	809	64,113
Tokyo Electron, Ltd. (Japan)	200	50,990

		697,126
Shipping (0.2%)
FedEx Corp.	339	74,526
Old Dominion Freight Line, Inc.	320	64,698
Yangzijiang Shipbuilding Holdings, Ltd. (China)	19,000	12,758

		151,982
Software (7.9%)
Activision Blizzard, Inc.	4,568	381,519
Adobe, Inc.(NON)	1,695	870,196
Amdocs, Ltd.	823	50,392
Atlassian Corp PLC Class A (Australia)(NON)	536	102,783
Cadence Design Systems, Inc.(NON)	1,266	140,412
Everbridge, Inc.(NON)(S)	514	76,386
Intuit, Inc.	1,234	426,211
Microsoft Corp.	11,145	2,513,531
Nexon Co., Ltd. (Japan)	1,300	30,523
Okta, Inc.(NON)	827	178,111
SAP AG (Germany)	21	3,459
Sea, Ltd. ADR (Thailand)(NON)	212	32,396
Take-Two Interactive Software, Inc.(NON)	723	123,770
Tata Consultancy Services, Ltd. (India)	2,812	86,220
Totvs SA (Brazil)	12,555	66,138
Ubisoft Entertainment SA (France)(NON)	428	35,222
Veeva Systems, Inc. Class A(NON)	892	251,785

		5,369,054
Staffing (—%)
Recruit Holdings Co., Ltd. (Japan)	300	11,329

		11,329
Technology (0.1%)
CACI International, Inc. Class A(NON)	134	31,381
SoftBank Group Corp. (Japan)	200	12,420

		43,801
Technology services (8.3%)
21Vianet Group, Inc. ADR (China)(NON)	784	18,197
Alibaba Group Holding, Ltd. (China)(NON)	16,277	585,613
Alibaba Group Holding, Ltd. ADR (China)(NON)	383	109,932
Alphabet, Inc. Class A(NON)	741	1,207,482
Alphabet, Inc. Class C(NON)	313	511,498
Baidu, Inc. ADR (China)(NON)	220	27,405
Capgemini SE (France)	129	17,857
CompuGroup Medical SE & Co. KgaA (Germany)	467	41,909
DocuSign, Inc.(NON)	1,792	399,616
DXC Technology Co.	179	3,576
eBay, Inc.	7,453	408,275
Facebook, Inc. Class A(NON)	1,639	480,554
Fair Isaac Corp.(NON)	192	80,792
Fidelity National Information Services, Inc.	2,346	353,894
GoDaddy, Inc. Class A(NON)	1,754	146,775
IBM Corp.	224	27,621
Itochu Techno-Solutions Corp. (Japan)	800	28,954
Jack Henry & Associates, Inc.	543	89,823
Kakaku.com, Inc. (Japan)	400	10,632
Leidos Holdings, Inc.	1,095	99,087
NAVER Corp. (South Korea)	304	82,123
Nomura Research Institute, Ltd. (Japan)	1,000	26,618
Palo Alto Networks, Inc.(NON)	77	19,821
Prosus NV (Netherlands)(NON)	902	90,459
Salesforce.com, Inc.(NON)	904	246,476
Tencent Holdings, Ltd. (China)	6,700	456,588
Yandex NV Class A (Russia)(NON)	984	67,138

		5,638,715
Telecommunications (1.7%)
American Tower Corp.(R)	1,514	377,213
BT Group PLC (United Kingdom)	7,513	10,510
China Mobile, Ltd. (China)	24,500	170,944
Crown Castle International Corp.(R)	998	162,924
Equinix, Inc.(R)	197	155,587
Hikari Tsushin, Inc. (Japan)	100	24,101
MTN Group, Ltd. (South Africa)	9,943	35,821
NTT DoCoMo, Inc. (Japan)	900	25,125
Safaricom PLC (Kenya)	160,451	43,746
SBA Communications Corp.(R)	331	101,309
Telstra Corp., Ltd. (Australia)	9,042	19,125
Vodafone Group PLC (United Kingdom)	31,149	46,402

		1,172,807
Telephone (1.3%)
Deutsche Telekom AG (Germany)	4,422	77,836
Elisa OYJ (Finland)	271	15,940
KDDI Corp. (Japan)	3,700	107,297
Nippon Telegraph & Telephone Corp. (Japan)	1,500	34,142
Verizon Communications, Inc.	10,967	650,014

		885,229
Textiles (0.2%)
Hermes International (France)	72	61,812
Kering SA (France)	144	88,430

		150,242
Tire and rubber (—%)
Compagnie Generale des Etablissements Michelin SCA (France)	135	15,244

		15,244
Tobacco (0.3%)
Altria Group, Inc.	2,311	101,083
British American Tobacco PLC (United Kingdom)	881	29,825
Imperial Brands PLC (United Kingdom)	2,616	43,817

		174,725
Toys (0.3%)
JUMBO SA (Greece)	2,355	40,890
Nintendo Co., Ltd. (Japan)	300	160,471

		201,361
Transportation services (0.3%)
Aena SME SA (Spain)(NON)	153	22,841
Deutsche Post AG (Germany)	1,913	87,023
Expeditors International of Washington, Inc.	863	76,281

		186,145
Trucks and parts (0.3%)
Allison Transmission Holdings, Inc.	960	34,435
Delphi Automotive PLC	932	80,264
Faurecia SA (France)(NON)	523	22,787
Koito Manufacturing Co., Ltd. (Japan)	400	19,344
Stanley Electric Co., Ltd. (Japan)	500	14,313

		171,143
Waste Management (0.4%)
Republic Services, Inc.	623	57,765
Sunny Friend Environmental Technology Co., Ltd. (Taiwan)	4,000	33,511
Waste Connections, Inc.	901	90,127
Waste Management, Inc.	859	97,926

		279,329

Total common stocks (cost $45,335,186)		$61,438,237

INVESTMENT COMPANIES (3.5%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	2,268	$120,884
SPDR S&P 500 ETF Trust(S)	5,660	1,977,095
SPDR S&P MidCap 400 ETF Trust	732	257,225

Total investment companies (cost $2,137,220)		$2,355,204

PREFERRED STOCKS (0.2%)(a)
	Shares	Value
2020 Cash Exchange Trust 144A 5.25% cv. pfd.(NON)	94	$102,984

Total preferred stocks (cost $97,480)		$102,984

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	58	$71,062

Total convertible preferred stocks (cost $58,709)		$71,062

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Feb-21/$1.23	$795,308	EUR	666,450	$8,915
EUR/USD (Call)	Jan-21/1.21	507,412	EUR	425,200	6,342
EUR/USD (Call)	Oct-20/1.21	507,412	EUR	425,200	3,654
USD/JPY (Put)	Nov-20/JPY 105.00	363,025		$363,025	4,833
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	849,427	EUR	711,800	3,552
Goldman Sachs International
USD/JPY (Put)	Nov-20/JPY 105.00	363,025		$363,025	4,833
USD/MXN (Put)	Nov-20/MXN 21.00	406,400		406,400	3,321
Morgan Stanley & Co. International PLC
EUR/USD (Call)	Oct-20/$1.24	507,412	EUR	425,200	1,227
UBS AG
EUR/USD (Call)	Feb-21/1.23	795,308	EUR	666,450	8,915

Total purchased options outstanding (cost $44,923)					$45,592

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.	8/3/27	$22.00	49	$145

Total warrants (cost $243)				$145

SHORT-TERM INVESTMENTS (7.8%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.24%(AFF)	Shares	1,898,300	$1,898,300
Putnam Short Term Investment Fund Class P 0.21%(AFF)	Shares	3,086,840	3,086,840
U.S. Treasury Bills 0.169%, 9/15/20(SEG)		$197,000	196,992
U.S. Treasury Bills 0.128%, 9/8/20(SEG)		108,000	107,999
U.S. Treasury Bills 0.153%, 9/22/20(SEG)		17,000	16,999

Total short-term investments (cost $5,307,124)			$5,307,130
TOTAL INVESTMENTS

Total investments (cost $52,980,885)			$69,320,354

	FORWARD CURRENCY CONTRACTS at 8/31/20 (aggregate face value $11,413,871) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/21/20	$25,154	$23,650	$1,504
		British Pound	Buy	9/16/20	100,132	94,356	5,776
		Canadian Dollar	Sell	10/21/20	71,999	69,173	(2,826)
		Euro	Buy	9/16/20	1,004,749	944,842	59,907
		Hong Kong Dollar	Buy	11/18/20	36,909	36,920	(11)
		Japanese Yen	Sell	11/18/20	28,002	28,118	116
		New Zealand Dollar	Buy	10/21/20	36,035	35,004	1,031
		Norwegian Krone	Buy	9/16/20	17,917	17,539	378
		Norwegian Krone	Sell	9/16/20	17,917	16,233	(1,684)
	Barclays Bank PLC
		British Pound	Buy	9/16/20	18,315	17,810	505
		Canadian Dollar	Sell	10/21/20	34,965	33,564	(1,401)
		Euro	Sell	9/16/20	219,047	206,078	(12,969)
		Hong Kong Dollar	Buy	11/18/20	3,198	3,199	(1)
		Japanese Yen	Buy	11/18/20	88,314	88,731	(417)
		New Zealand Dollar	Buy	10/21/20	57,252	55,592	1,660
		Norwegian Krone	Buy	9/16/20	213,963	197,341	16,622
		Norwegian Krone	Sell	9/16/20	213,962	203,760	(10,202)
		Polish Zloty	Buy	9/16/20	70,249	65,520	4,729
		Polish Zloty	Sell	9/16/20	70,249	65,298	(4,951)
		Swedish Krona	Sell	9/16/20	70,672	65,371	(5,301)
	Citibank, N.A.
		British Pound	Sell	9/16/20	14,706	13,609	(1,097)
		Canadian Dollar	Buy	10/21/20	80,434	77,181	3,253
		Chilean Peso	Buy	10/21/20	61,188	62,176	(988)
		Danish Krone	Sell	9/16/20	41,644	39,021	(2,623)
		Euro	Buy	9/16/20	66,012	63,187	2,825
		Hong Kong Dollar	Sell	11/18/20	33,285	33,294	9
		Japanese Yen	Buy	11/18/20	793,750	797,316	(3,566)
		New Zealand Dollar	Sell	10/21/20	55,231	53,652	(1,579)
		Norwegian Krone	Buy	9/16/20	17,917	17,539	378
		Norwegian Krone	Sell	9/16/20	17,917	16,240	(1,677)
		Swedish Krona	Sell	9/16/20	33,405	31,416	(1,989)
	Credit Suisse International
		Australian Dollar	Sell	10/21/20	148	139	(9)
		British Pound	Sell	9/16/20	17,780	16,751	(1,029)
		Canadian Dollar	Sell	10/21/20	28,524	27,374	(1,150)
		Euro	Buy	9/16/20	46,555	43,776	2,779
		New Zealand Dollar	Buy	10/21/20	11,787	11,614	173
	Goldman Sachs International
		Australian Dollar	Buy	10/21/20	8,631	8,101	530
		British Pound	Buy	9/16/20	13,235	11,801	1,434
		Canadian Dollar	Buy	10/21/20	31,361	30,096	1,265
		Chinese Yuan (Offshore)	Sell	11/18/20	204,304	201,101	(3,203)
		Euro	Sell	9/16/20	29,843	28,055	(1,788)
		Japanese Yen	Buy	11/18/20	67,287	67,552	(265)
		New Zealand Dollar	Sell	10/21/20	51,055	49,587	(1,468)
		Norwegian Krone	Sell	9/16/20	14,231	15,938	1,707
		Russian Ruble	Buy	9/16/20	60,280	60,481	(201)
		Russian Ruble	Sell	9/16/20	60,280	62,543	2,263
		South African Rand	Buy	10/21/20	25,527	25,338	189
		Swedish Krona	Buy	9/16/20	144,061	133,699	10,362
		Swiss Franc	Buy	9/16/20	1,881	1,774	107
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/21/20	116,845	109,859	6,986
		British Pound	Sell	9/16/20	423,388	398,836	(24,552)
		Canadian Dollar	Buy	10/21/20	71,156	68,273	2,883
		Chinese Yuan (Offshore)	Sell	11/18/20	34,346	33,805	(541)
		Euro	Buy	9/16/20	244,951	229,427	15,524
		Hong Kong Dollar	Sell	11/18/20	249,850	249,919	69
		Japanese Yen	Buy	11/18/20	27,380	27,488	(108)
		New Zealand Dollar	Sell	10/21/20	27,144	26,371	(773)
		Norwegian Krone	Buy	9/16/20	35,846	35,089	757
		Norwegian Krone	Sell	9/16/20	35,846	32,493	(3,353)
		Swedish Krona	Buy	9/16/20	33,208	30,856	2,352
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/21/20	87,412	82,170	5,242
		British Pound	Buy	9/16/20	582,744	548,864	33,880
		Canadian Dollar	Sell	10/21/20	4,754	5,205	451
		Euro	Sell	9/16/20	508,284	480,488	(27,796)
		Japanese Yen	Sell	11/18/20	258,323	259,189	866
		New Zealand Dollar	Buy	10/21/20	8,420	8,284	136
		Norwegian Krone	Sell	9/16/20	66,196	61,691	(4,505)
		Singapore Dollar	Buy	11/18/20	12,055	11,905	150
		South Korean Won	Buy	11/18/20	11,609	11,638	(29)
		Swedish Krona	Buy	9/16/20	55,386	50,624	4,762
		Swiss Franc	Buy	9/16/20	286,528	269,882	16,646
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	10/21/20	22,499	21,279	(1,220)
		British Pound	Sell	9/16/20	22,593	22,630	37
		Canadian Dollar	Buy	10/21/20	32,511	31,616	895
		Euro	Buy	9/16/20	11,818	11,704	114
		Japanese Yen	Buy	11/18/20	16,232	16,239	(7)
		New Zealand Dollar	Buy	10/21/20	32,802	32,092	710
		Norwegian Krone	Buy	9/16/20	14,345	14,037	308
		Swedish Krona	Buy	9/16/20	18,813	17,838	975
		Swiss Franc	Buy	9/16/20	14,166	14,077	89
	NatWest Markets PLC
		Australian Dollar	Buy	10/21/20	247,854	232,591	15,263
		British Pound	Buy	9/16/20	13,904	13,100	804
		Canadian Dollar	Buy	10/21/20	36,038	35,049	989
		Euro	Buy	9/16/20	261,065	247,269	13,796
		New Zealand Dollar	Buy	10/21/20	51,257	49,934	1,323
		Norwegian Krone	Buy	9/16/20	16,818	16,346	472
		Norwegian Krone	Sell	9/16/20	16,818	16,462	(356)
		Swedish Krona	Sell	9/16/20	16,026	15,808	(218)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/21/20	11,803	13,329	1,526
		British Pound	Sell	9/16/20	197,320	185,454	(11,866)
		Canadian Dollar	Sell	10/21/20	267,755	254,534	(13,221)
		Chinese Yuan (Offshore)	Sell	11/18/20	341,542	337,382	(4,160)
		Euro	Buy	9/16/20	33,782	47,170	(13,388)
		Hong Kong Dollar	Sell	11/18/20	283,973	284,053	80
		Japanese Yen	Sell	11/18/20	163,004	163,736	732
		New Zealand Dollar	Buy	10/21/20	131,140	126,526	4,614
		Norwegian Krone	Buy	9/16/20	31,529	32,720	(1,191)
		Swedish Krona	Buy	9/16/20	157,486	146,333	11,153
		Swiss Franc	Buy	9/16/20	28,221	28,044	177
		Swiss Franc	Sell	9/16/20	28,221	28,330	109
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/21/20	49,276	46,337	2,939
		British Pound	Sell	9/16/20	28,877	27,875	(1,002)
		Canadian Dollar	Sell	10/21/20	91,398	87,677	(3,721)
		Euro	Sell	9/16/20	62,789	59,025	(3,764)
		New Zealand Dollar	Sell	10/21/20	1,751	1,701	(50)
		Swiss Franc	Sell	9/16/20	14,055	14,109	54
	UBS AG
		Australian Dollar	Sell	10/21/20	64,767	60,807	(3,960)
		British Pound	Sell	9/16/20	47,861	46,349	(1,512)
		Canadian Dollar	Buy	10/21/20	53,060	50,981	2,079
		Euro	Sell	9/16/20	360,025	338,723	(21,302)
		Hong Kong Dollar	Sell	11/18/20	70,916	70,937	21
		Japanese Yen	Buy	11/18/20	346,054	347,373	(1,319)
		New Zealand Dollar	Buy	10/21/20	102,177	99,159	3,018
		Norwegian Krone	Sell	9/16/20	6,560	631	(5,929)
		Swedish Krona	Buy	9/16/20	70,695	65,381	5,314
	WestPac Banking Corp.
		Australian Dollar	Buy	10/21/20	26,187	24,070	2,117
		British Pound	Buy	9/16/20	45,320	42,721	2,599
		Canadian Dollar	Buy	10/21/20	41,559	41,562	(3)
		Euro	Sell	9/16/20	4,059	3,717	(342)
		Japanese Yen	Buy	11/18/20	204,538	205,350	(812)
		New Zealand Dollar	Buy	10/21/20	23,574	22,898	676

	Unrealized appreciation						283,189

	Unrealized (depreciation)						(213,395)

	Total						$69,794
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 8/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	3	$286,499	$285,015	Sep-20	$(16,631)
Russell 2000 Index E-Mini (Long)	47	3,670,409	3,669,055	Sep-20	481,457
S&P 500 Index E-Mini (Short)	1	175,016	174,945	Sep-20	(16,535)

Unrealized appreciation					481,457

Unrealized (depreciation)					(33,166)

Total					$448,291

WRITTEN OPTIONS OUTSTANDING at 8/31/20 (premiums $22,424) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
EUR/USD (Call)	Oct-20/$1.24	$507,412	EUR	425,200	$1,227
EUR/USD (Call)	Jan-21/1.26	507,412	EUR	425,200	2,826
EUR/USD (Call)	Feb-21/1.27	795,308	EUR	666,450	4,191
USD/JPY (Put)	Nov-20/JPY 100.00	363,025		363,025	1,200
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	849,427	EUR	711,800	1,540
Goldman Sachs International
USD/JPY (Put)	Nov-20/JPY 100.00	363,025		363,025	1,200
USD/MXN (Put)	Nov-20/MXN 20.00	406,400		406,400	731
Morgan Stanley & Co. International PLC
EUR/USD (Call)	Oct-20/$1.21	507,412	EUR	425,200	3,654
UBS AG
EUR/USD (Call)	Feb-21/1.27	795,308	EUR	666,450	4,191

Total					$20,760

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Goldman Sachs International
	$59,405	$63,263	$—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSCBPAND) of common stocks — Monthly*	$3,850

	Upfront premium received		—	Unrealized appreciation			3,850

	Upfront premium (paid)		—	Unrealized (depreciation)			—

		Total	$—			Total	$3,850
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (GSCBPAND) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Penn National Gaming, Inc.	Consumer cyclicals	40	$2,041	3.23%
Gap, Inc. (The)	Consumer cyclicals	113	1,959	3.10%
Brinker International, Inc.	Consumer staples	43	1,946	3.08%
MGM Resorts International	Consumer cyclicals	86	1,939	3.07%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	27	1,875	2.96%
L Brands, Inc.	Consumer cyclicals	59	1,723	2.72%
Caesars Entertainment, Inc.	Consumer cyclicals	37	1,716	2.71%
Dave & Buster's Entertainment, Inc.	Consumer staples	102	1,688	2.67%
Delta Air Lines, Inc.	Transportation	54	1,679	2.65%
Live Nation Entertainment, Inc.	Consumer cyclicals	29	1,661	2.63%
Darden Restaurants, Inc.	Consumer staples	19	1,651	2.61%
Marriott International, Inc./MD Class A	Consumer cyclicals	16	1,646	2.60%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	96	1,643	2.60%
Estee Lauder Cos., Inc. (The) Class A	Consumer staples	7	1,640	2.59%
American Airlines Group, Inc.	Transportation	125	1,637	2.59%
Hilton Worldwide Holdings, Inc.	Consumer cyclicals	18	1,622	2.56%
Expedia Group, Inc.	Consumer cyclicals	16	1,613	2.55%
Southwest Airlines Co.	Transportation	43	1,608	2.54%
Booking Holdings, Inc.	Consumer cyclicals	1	1,606	2.54%
Wynn Resorts, Ltd.	Consumer cyclicals	18	1,589	2.51%
Trip.com Group, Ltd. ADR (China)	Consumer cyclicals	52	1,581	2.50%
JetBlue Airways Corp.	Transportation	136	1,568	2.48%
United Airlines Holdings, Inc.	Transportation	43	1,566	2.48%
Spirit Airlines, Inc.	Transportation	86	1,545	2.44%
Las Vegas Sands Corp.	Consumer cyclicals	30	1,520	2.40%
Macy's, Inc.	Consumer cyclicals	212	1,474	2.33%
Ford Motor Co.	Consumer cyclicals	215	1,469	2.32%
Nordstrom, Inc.	Consumer cyclicals	92	1,467	2.32%
Huazhu Group, Ltd. ADR (China)	Consumer cyclicals	31	1,397	2.21%
Boeing Co. (The)	Capital goods	8	1,384	2.19%
Alaska Air Group, Inc.	Transportation	35	1,363	2.15%
Texas Roadhouse, Inc.	Consumer staples	17	1,087	1.72%
Cheesecake Factory, Inc. (The)	Consumer staples	33	982	1.55%
TripAdvisor, Inc.	Consumer staples	37	870	1.37%
Boyd Gaming Corp.	Consumer cyclicals	29	778	1.23%
Cracker Barrel Old Country Store, Inc.	Consumer staples	6	758	1.20%
Six Flags Entertainment Corp.	Consumer cyclicals	31	681	1.08%
Bloomin' Brands, Inc.	Consumer staples	45	643	1.02%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	12	616	0.97%
Dine Brands Global, Inc.	Consumer staples	10	614	0.97%
Hyatt Hotels Corp. Class A	Consumer cyclicals	11	604	0.96%
Melco Resorts & Entertainment, Ltd. ADR (Hong Kong)	Consumer cyclicals	30	586	0.93%
SeaWorld Entertainment, Inc.	Consumer cyclicals	24	491	0.78%
Red Rock Resorts, Inc. Class A	Consumer cyclicals	27	460	0.73%
Marriott Vacations Worldwide Corp.	Consumer cyclicals	4	406	0.64%
Copa Holdings SA Class A (Panama)	Transportation	8	405	0.64%
Wyndham Destinations, Inc.	Consumer cyclicals	13	378	0.60%
Allegiant Travel Co.	Transportation	3	372	0.59%
Extended Stay America, Inc. (Units)	Consumer cyclicals	24	301	0.48%
Choice Hotels International, Inc.	Consumer cyclicals	3	292	0.46%

	Key to holding's currency abbreviations
EUR	Euro
	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
MTN	Medium Term Notes
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2020 through August 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $67,623,876.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$607,875	$8,113,698	$6,823,273	$403	$1,898,300
	Putnam Short Term Investment Fund**	4,783,738	7,112,574	8,809,472	3,953	3,086,840

	Total Short-term investments	$5,391,613	$15,226,272	$15,632,745	$4,356	$4,985,140
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,898,300, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,852,754.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $297,998.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $73,754 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	78.4%
	China	3.0
	Japan	2.8
	United Kingdom	2.2
	France	1.6
	Switzerland	1.5
	Germany	1.1
	Taiwan	1.1
	South Korea	0.9
	Australia	0.8
	Netherlands	0.7
	India	0.7
	Hong Kong	0.7
	Other	4.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $69,907 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,884,816	$328,140	$—
Capital goods	3,188,119	374,055	—
Communication services	2,752,308	380,734	—
Conglomerates	371,469	—	—
Consumer cyclicals	8,381,507	929,364	—
Consumer staples	3,829,852	524,738	—
Energy	1,150,961	159,921	—
Financials	6,571,884	971,694	—
Health care	7,247,969	356,259	—
Miscellaneous	—	70,209	—
Technology	16,757,563	2,521,426	—
Transportation	840,571	98,263	—
Utilities and power	1,659,343	87,072	—

Total common stocks	54,636,362	6,801,875	—
Convertible preferred stocks	71,062	—	—
Investment companies	2,355,204	—	—
Preferred stocks	—	102,984	—
Purchased options outstanding	—	45,592	—
Warrants	145	—	—
Short-term investments	3,086,840	2,220,290	—

Totals by level	$60,149,613	$9,170,741	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$69,794	$—
Futures contracts	448,291	—	—
Written options outstanding	—	(20,760)	—
Total return swap contracts	—	3,850	—

Totals by level	$448,291	$52,884	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$4,700,000
Written currency option contracts (contract amount)	$4,400,000
Futures contracts (number of contracts)	16,900,000
Forward currency contracts (contract amount)	$50
OTC total return swap contracts (notional)	$45,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com